Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 63
2020	60
2021	44
Net carrying amount	$ 167